Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2014
Organization and Principal Activities [Abstract]
Schedule of subsidiaries, VIEs and subsidiaries of VIEs
			Percentage
			of Direct or
			Indirect
	Place of	Date of	Economic	Principal
Name	Incorporation	Incorporation	Ownership	Activity
Direct subsidiaries:
Phoenix Satellite Television Information Limited	British Virgin Islands (“BVI”)	September 1, 1999	100%	Investment holding
Phoenix New Media (Hong Kong) Company Limited	Hong Kong	February 24, 2011	100%	Advertising
Phoenix New Media (Hong Kong) Information Technology Company Limited	Hong Kong	April 22, 2014	100%	Investment holding
I Game Limited	Cayman Island	May 20, 2014	100%	Investment holding
Indirect subsidiaries:
Fenghuang On-line (Beijing) Information Technology Co., Ltd. (“Fenghuang On-line”)	PRC	December 20, 2005	100%	Technical consulting
Beijing Fenghuang Yutian Software Technology Co., Ltd. (“Fenghuang Yutian”)	PRC	June 15, 2012	100%	Software development
Fenghuang Feiyang (Beijing) New Media Information Technology Co., Ltd. (“Fenghuang Feiyang”)	PRC	October 25, 2013	100%	Technical consulting
I Game (Hong Kong) Company Limited	Hong Kong	June 10, 2014	100%	Game
Beijing Fenghuang Borui Software Technology Co., Ltd. (“Fenghuang Borui”)	PRC	October 13, 2014	100%	Software development
Qieyiyou (Beijing) Information Technology Co., Ltd. (“Qieyiyou”)	PRC	November 28, 2014	100%	Game
VIEs:
Beijing Tianying Jiuzhou Network Technology Co., Ltd. (“Tianying Jiuzhou”)	PRC	April 18, 2000	100%	Advertising, MVAS, and games and others
Yifeng Lianhe (Beijing) Technology Co., Ltd. (“Yifeng Lianhe”)	PRC	June 16, 2006	100%	MVAS
Beijing Chenhuan Technology Co., Ltd. (“Chenhuan”)	PRC	June 10, 2014	100%	Game
Beijing Youjiuzhou Technology Co., Ltd. (“Youjiuzhou”)	PRC	June 10, 2014	100%	Game
Beijing Huanyou Tianxia Technology Co., Ltd. (“Huanyou Tianxia”)	PRC	June 16, 2014	100%	Game
Direct subsidiaries of Tianying Jiuzhou:
Beijing Tianying Chuangzhi Advertising Co., Ltd. (“Tianying Chuangzhi”)	PRC	February 8, 2010	100%	Advertising
Beijing Jirong Wenhua Culture Communication Co., Ltd. (“Jirong Wenhua”)	PRC	June 1, 2012	100%	Publishing
Tianjin Fenghuang Mingdao Culture Communication Co., Ltd. (“Fenghuang Mingdao”)	PRC	May 24, 2013	100%	Advertising
Beijing Tianying Chuangzhan Culture Communication Co., Ltd. (“Tianying Chuangzhan”)	PRC	July 29, 2013	100%	Advertising

Schedule of consolidated financial information of Group's VIEs
	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
Current assets	1,132,220	1,341,023	216,134
Non-current assets	43,736	70,197	11,314
Total assets	1,175,956	1,411,220	227,448
Accounts payable	217,556	352,008	56,733
Amounts due to related parties	509	886	143
Amounts due to inter-company entities	676,275	608,181	98,021
Advances from customers	10,519	17,380	2,801
Taxes payable	15,631	49,717	8,013
Salary and welfare payable	87,293	84,874	13,679
Accrued expenses and other current liabilities	50,389	76,916	12,398
Current liabilities	1,058,172	1,189,962	191,788
Non-current liabilities	12,231	18,179	2,929
Total liabilities	1,070,403	1,208,141	194,717

	For the Years Ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
Revenues	1,105,053	1,418,693	1,632,827	263,164
Net income	16,359	14,851	53,141	8,565

	For the Years Ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
Net cash provided by/(used in) operating activities	118,870	(311,286)	(110,741)	(17,848)
Net cash (used in)/provided by investing activities	(29,578)	(457,202)	403,635	65,054
Net cash provided by financing activities	—	—	10,000	1,612